8. Cash and cash equivalents and Marketable securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Cash at bank and in hand	$ 552	$ 572
Total short-term financial investments	11,159	6,800
Total cash and cash equivalents	11,711	7,372
Abroad [member]
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Short-term financial investments	8,539	5,097
BRAZIL
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Short-term financial investments	2,620	1,703
Automatic investing accounts and interest checking accounts [member] | Abroad [member]
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Short-term financial investments	5,633	4,620
Time deposits [member] | Abroad [member]
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Short-term financial investments	2,574	7
Other investment funds [member] | BRAZIL
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Short-term financial investments	28	4
Brazilian interbank deposit rate investment funds and other short-term deposits [member] | BRAZIL
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Short-term financial investments	2,592	1,699
Other financial investments [member] | Abroad [member]
DisclosureCashAndCashEquivalentsLineItems [Line Items]
Short-term financial investments	$ 332	$ 470